General information and reorganization transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 04, 2023	Aug. 14, 2023	Aug. 04, 2023	Jul. 27, 2023
IfrsStatementLineItems [Line Items]
Net current liabilities	$ 13,800,000	$ 8,600,000
Current assets	1,464,436	1,288,678	$ 1,321,134
Current liabilities	15,228,666	9,898,647	12,681,425
Working capital	5,700,000
Proceeds from issuance of private placement	2,500,000
Leasehold land and buildings	16,532,686	17,105,459	$ 16,177,993
Cost of inventories recognized as an expense	$ 977,619	1,093,194
Description of cross-reference to disclosures about leases	Lease contracts are entered into for fixed term of 1 month to 30 years.
Unsecured, bear interests	6.00%
Amount due to directors	$ 48,671	8,893
Contract liabilities	85,536	544,311
Tax losses		$ 442,000
Number of shares issued	12,683,039	10,000	22,683,039
Deemed price	$ 10.00
Business combination merger agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	6,764,150
Deemed price	$ 10.00
Payments to shareholders	$ 4,100,804
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,268,085		931,915
Number of additional shares issued							1,268,085
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				1,050,000		550,000	550,000
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings	$ 3,645,289	$ 4,118,381